As filed with the Securities and Exchange Commission on June 1, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04255

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of the Registrant as Specified in Charter)
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti
Chief Executive Officer
Neuberger Berman Advisers Management Trust
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: December 31, 2010

Date of reporting period: March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”)(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

MARCH 31, 2010

Schedule of Investments Balanced Portfolio
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
Common Stocks (56.5%)
Aerospace & Defense (1.4%)
1,150	Precision Castparts	145,716
1,500	Rockwell Collins	93,885
		239,601
Air Freight & Logistics (0.8%)
2,500	C.H. Robinson Worldwide	139,625
Auto Components (0.2%)
2,000	Gentex Corp.	38,840
Biotechnology (2.1%)
2,000	Alexion Pharmaceuticals	108,740	*
2,500	BioMarin Pharmaceutical	58,425	*
1,100	Dendreon Corp.	40,117	*
2,250	Human Genome Sciences	67,950	*
4,000	Talecris Biotherapeutics	79,680	*
		354,912
Capital Markets (1.0%)
1,300	Affiliated Managers Group	102,700	*
2,500	SEI Investments	54,925
		157,625
Chemicals (0.9%)
2,250	Nalco Holding	54,743
1,000	Scotts Miracle-Gro Class A	46,350
1,000	Sigma-Aldrich	53,660
		154,753
Commercial Services & Supplies (1.0%)
3,000	Stericycle, Inc.	163,500	*
Communications Equipment (1.2%)
1,500	F5 Networks	92,265	*
1,750	Juniper Networks	53,690	*
1,600	Polycom, Inc.	48,928	*
		194,883
Computers & Peripherals (0.9%)
2,500	NetApp, Inc.	81,400	*
1,550	Western Digital	60,435	*
		141,835
Diversified Consumer Services (1.4%)
1,650	DeVry, Inc.	107,580
500	Strayer Education	121,760
		229,340
Diversified Financial Services (1.4%)
1,000	IntercontinentalExchange Inc.	112,180	*
3,250	MSCI Inc. Class A	117,325	*
		229,505
Electrical Equipment (1.6%)
3,000	AMETEK, Inc.	124,380
1,750	Roper Industries	101,220
2,250	Sensata Technologies Holding	40,410	*
		266,010
Electronic Equipment, Instruments & Components (2.9%)
1,400	Agilent Technologies	48,146	*
2,000	Amphenol Corp. Class A	84,380
2,500	Dolby Laboratories Class A	146,675	*
3,000	National Instruments	100,050
3,500	Trimble Navigation	100,520	*
		479,771
Energy Equipment & Services (1.8%)
2,000	CARBO Ceramics	124,680
850	Core Laboratories N.V.	111,180
1,050	Oceaneering International	66,664	*
		302,524
Food Products (0.8%)
850	J.M. Smucker	51,221
1,700	Mead Johnson Nutrition	88,451
		139,672
Health Care Equipment & Supplies (3.0%)
1,000	Edwards Lifesciences	98,880	*
225	Intuitive Surgical	78,329	*
3,000	NuVasive, Inc.	135,600	*
900	ResMed Inc.	57,285	*
1,500	Sirona Dental Systems	57,045	*
3,250	Volcano Corp.	78,520	*
		505,659
Health Care Providers & Services (1.5%)
1,400	Express Scripts	142,464	*
2,050	HMS Holdings	104,529	*
		246,993
Health Care Technology (0.7%)
3,500	Allscripts-Misys Healthcare Solutions	68,460	*
2,000	MedAssets Inc.	42,000	*
		110,460
Hotels, Restaurants & Leisure (1.8%)
1,200	Ctrip.com International	47,040	*
1,250	Hyatt Hotels Class A	48,700	*
1,000	Royal Caribbean Cruises	32,990	*
4,000	WMS Industries	167,760	*
		296,490
Household Products (0.6%)
1,400	Church & Dwight	93,730
Internet Software & Services (1.7%)
1,100	Equinix, Inc.	107,074	*
2,500	VistaPrint NV	143,125	*
800	WebMD Health	37,104	*
		287,303
IT Services (1.4%)
1,000	Alliance Data Systems	63,990	*È
2,500	Cognizant Technology Solutions Class A	127,450	*
1,000	Hewitt Associates Class A	39,780	*
		231,220

See Notes to Schedule of Investments

MARCH 31, 2010

Schedule of Investments Balanced Portfolio cont'd
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
Life Science Tools & Services (0.3%)
900	Life Technologies	47,043	*
Machinery (1.6%)
500	Cummins Inc.	30,975
1,400	Danaher Corp.	111,874
750	Flowserve Corp.	82,702
1,000	Pall Corp.	40,490
		266,041
Media (1.3%)
2,000	Discovery Communications Class A	67,580	*
2,250	DreamWorks Animation SKG Class A	88,628	*
1,200	Scripps Networks Interactive Class A	53,220
		209,428
Metals & Mining (0.7%)
1,750	Cliffs Natural Resources	124,163
Multiline Retail (1.3%)
1,750	Dollar Tree	103,635	*
2,600	Nordstrom, Inc.	106,210
		209,845
Oil, Gas & Consumable Fuels (2.8%)
1,500	Cabot Oil & Gas	55,200
3,000	Concho Resources	151,080	*
2,000	Range Resources	93,740
2,000	Southwestern Energy	81,440	*
950	Whiting Petroleum	76,798	*
		458,258
Pharmaceuticals (0.5%)
4,000	Mylan, Inc.	90,840	*
Professional Services (0.7%)
900	Manpower Inc.	51,408
2,400	Verisk Analytics Class A	67,680	*
		119,088
Real Estate Management & Development (0.6%)
1,350	Jones Lang LaSalle	98,402
Road & Rail (0.6%)
3,000	J.B. Hunt Transport Services	107,640
Semiconductors & Semiconductor Equipment (3.5%)
2,700	Analog Devices	77,814
4,500	Avago Technologies	92,520	*
4,900	Marvell Technology Group	99,862	*
3,500	Microchip Technology	98,560
2,000	Novellus Systems	50,000	*
2,000	Silicon Laboratories	95,340	*
1,800	Varian Semiconductor Equipment	59,616	*
		573,712
Software (4.2%)
3,000	ANSYS, Inc.	129,420	*
1,200	Citrix Systems	56,964	*
2,500	Informatica Corp.	67,150	*
1,150	McAfee Inc.	46,150	*
2,000	MICROS Systems	65,760	*
3,000	Rovi Corp.	111,390	*
850	Salesforce.com, Inc.	63,282	*
1,500	Solera Holdings	57,975
2,000	Sybase, Inc.	93,240	*
		691,331
Specialty Retail (3.7%)
1,250	Abercrombie & Fitch Class A	57,050
2,600	Bed Bath & Beyond	113,776	*
2,250	J Crew Group	103,275	*
2,300	Ross Stores	122,981
4,000	Urban Outfitters	152,120	*
2,600	Williams-Sonoma	68,354
		617,556
Textiles, Apparel & Luxury Goods (0.7%)
2,000	Coach, Inc.	79,040
450	Polo Ralph Lauren	38,268
		117,308
Trading Companies & Distributors (1.2%)
2,500	Fastenal Co.	119,975
700	W.W. Grainger	75,684
		195,659
Wireless Telecommunication Services (2.7%)
2,250	American Tower Class A	95,872	*
1,650	Crown Castle International	63,080	*
2,250	NII Holdings	93,735	*
5,500	SBA Communications Class A	198,385	*
		451,072

Total Common Stocks (Cost $6,825,960)		9,381,637

See Notes to Schedule of Investments

MARCH 31, 2010

Schedule of Investments Balanced Portfolio
(UNAUDITED)

PRINCIPAL AMOUNT($)	VALUE($)†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (13.4%)
575,000	U.S. Treasury Notes 4.75%, due 3/31/11	599,550
840,000	U.S. Treasury Notes 3.88%, due 10/31/12	894,075
725,000	U.S. Treasury Notes, 1.38%, due 4/15/12	730,041
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $2,224,957)	2,223,666
Mortgage-Backed Securities (12.6%)
Adjustable Alt-B Mixed Balance (0.5%)
102,504	Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 1.73%, due 4/1/10	72,617	µ
Adjustable Conforming Balance (0.9%)
239,800	Adjustable Rate Mortgage Trust, Ser. 2005-10, Class 4A1, 5.36%, due 4/1/10	148,504	µ
Adjustable Jumbo Balance (1.1%)
101,856	Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 5.27%, due 4/1/10	75,664	µ
179,232	Banc of America Funding Corp., Ser. 2006-A, Class 3A2, 5.76%, due 4/1/10	106,407	µ
		182,071
Adjustable Mixed Balance (6.6%)
381,895	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB3, Class 1A1A, 3.29%, due 4/1/10	240,427	µ
234,869	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 3.10%, due 4/1/10	211,445	µ
241,649	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 5.45%, due 4/1/10	205,287	µ
231,940	GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 5.33%, due 4/1/10	174,428	µ
14,173	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 1.35%, due 4/1/10	9,412	µ
450,920	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR3, Class 2A1A, 5.88%, due 4/1/10	261,458	µ
		1,102,457
Mortgage-Backed Non-Agency (0.9%)
111,957	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	108,878	ñ
50,872	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	46,930	ñ
		155,808
Fannie Mae (0.8%)
114,256	Whole Loan, Ser. 2004-W8, Class PT, 10.75%, due 4/1/10	125,587	µ
Freddie Mac (1.8%)
152,559	Pass-Through Certificates 8.00%, due 11/1/26	175,937
109,516	Pass-Through Certificates 8.50%, due 10/1/30	128,401
		304,338
	Total Mortgage-Backed Securities (Cost $2,767,877)	2,091,382
Corporate Debt Securities (8.0%)
Banks (3.5%)
150,000	Bank of America Corp., Senior Unsecured Notes, 6.25%, due 4/15/12	161,410
145,000	Citigroup, Inc., Senior Unsecured Notes, 5.13%, due 2/14/11	149,353
125,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 6.60%, due 1/15/12	135,631
125,000	Morgan Stanley, Senior Unsecured Notes, 6.75%, due 4/15/11	131,956
		578,350
Beverages (0.5%)
75,000	Anheuser-Busch Cos., Inc., Guaranteed Unsecured Notes, 4.95%, due 1/15/14	79,705

See Notes to Schedule of Investments

MARCH 31, 2010

Schedule of Investments Balanced Portfolio cont'd
(UNAUDITED)

PRINCIPAL AMOUNT($)	VALUE($)†

Diversified Financial Services (2.3%)
85,000	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	92,074
100,000	Bear Stearns Cos. LLC, Senior Unsecured Notes, 5.35%, due 2/1/12	106,886
30,000	Bear Stearns Cos. LLC, Senior Unsecured Medium-Term Notes, Ser. B, 6.95%, due 8/10/12	33,235
145,000	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, 5.00%, due 4/10/12	153,771
		385,966
Media (0.9%)
70,000	Comcast Cable Communications LLC, Guaranteed Notes, 6.75%, due 1/30/11	73,162
70,000	Time Warner Cable, Inc., Guaranteed Notes, 5.40%, due 7/2/12	75,145
		148,307
Office/Business Equipment (0.3%)
50,000	Xerox Corp., Senior Unsecured Notes, 5.50%, due 5/15/12	53,035
Oil & Gas (0.3%)
50,000	XTO Energy, Inc., Senior Unsecured Notes, 5.90%, due 8/1/12	54,909
Telecommunications (0.2%)
35,000	Telecom Italia Capital SA, Guaranteed Notes, 5.25%, due 11/15/13	36,660
	Total Corporate Debt Securities (Cost $1,321,041)	1,336,932
Asset-Backed Securities (2.6%)
209,551	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class A2B, 0.38%, due 4/26/10	114,142	µ
100,000	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C, 0.40%, due 4/26/10	74,542	µ
200,000	Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 0.51%, due 4/26/10	86,847	µ
51,626	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.34%, due 4/26/10	44,230	µ
128,281	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.48%, due 4/26/10	95,695	µ
71,707	Securitized Asset Backed Receivables LLC Trust, Ser. 2006-WM4, Class A2C, 0.41%, due 4/26/10	24,720	µ
	Total Asset-Backed Securities (Cost $747,738)	440,176
NUMBER OF SHARES
Short-Term Investments (7.4%)
33,086	Neuberger Berman Securities Lending Quality Fund, LLC	33,747	‡
1,197,928	State Street Institutional Liquid Reserves Fund Institutional Class	1,197,928
	Total Short-Term Investments (Cost $1,231,675)	1,231,675

	Total Investments (100.5%) (Cost $15,119,248)	16,705,468	##

	Liabilities, less cash, receivables and other assets [(0.5%)]	(86,263)

	Total Net Assets (100.0%)	$16,619,205

See Notes to Schedule of Investments

MARCH 31, 2010

Schedule of Investments Growth Portfolio
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
Common Stocks (100.0%)
Aerospace & Defense (2.7%)
1,000	Precision Castparts	126,710
1,250	Rockwell Collins	78,238
		204,948
Air Freight & Logistics (1.1%)
1,500	C.H. Robinson Worldwide	83,775
Auto Components (0.4%)
1,650	Gentex Corp.	32,043
Biotechnology (3.9%)
1,600	Alexion Pharmaceuticals	86,992	*
1,900	BioMarin Pharmaceutical	44,403	*
1,000	Dendreon Corp.	36,470	*
1,900	Human Genome Sciences	57,380	*
3,400	Talecris Biotherapeutics	67,728	*
		292,973
Capital Markets (1.7%)
1,100	Affiliated Managers Group	86,900	*
2,000	SEI Investments	43,940
		130,840
Chemicals (1.5%)
1,650	Nalco Holding	40,144
750	Scotts Miracle-Gro Class A	34,763
750	Sigma-Aldrich	40,245
		115,152
Commercial Services & Supplies (1.7%)
2,400	Stericycle, Inc.	130,800	*
Communications Equipment (2.2%)
1,300	F5 Networks	79,963	*
1,500	Juniper Networks	46,020	*
1,250	Polycom, Inc.	38,225	*
		164,208
Computers & Peripherals (1.3%)
1,900	NetApp, Inc.	61,864	*
1,000	Western Digital	38,990	*
		100,854
Diversified Consumer Services (2.5%)
1,400	DeVry, Inc.	91,280
400	Strayer Education	97,408
		188,688
Diversified Financial Services (2.5%)
750	IntercontinentalExchange Inc.	84,135	*
2,900	MSCI Inc. Class A	104,690	*
		188,825
Electrical Equipment (2.6%)
2,000	AMETEK, Inc.	82,920
1,500	Roper Industries	86,760
1,600	Sensata Technologies Holding	28,736	*
		198,416
Electronic Equipment, Instruments & Components (5.1%)
1,200	Agilent Technologies	41,268	*
1,550	Amphenol Corp. Class A	65,394
1,900	Dolby Laboratories Class A	111,473	*
2,400	National Instruments	80,040
2,900	Trimble Navigation	83,288	*
		381,463
Energy Equipment & Services (3.2%)
1,600	CARBO Ceramics	99,744
750	Core Laboratories N.V.	98,100
700	Oceaneering International	44,443	*
		242,287
Food Products (1.6%)
700	J.M. Smucker	42,182
1,500	Mead Johnson Nutrition	78,045
		120,227
Health Care Equipment & Supplies (5.3%)
800	Edwards Lifesciences	79,104	*
150	Intuitive Surgical	52,219	*
2,400	NuVasive, Inc.	108,480	*
800	ResMed Inc.	50,920	*
1,250	Sirona Dental Systems	47,538	*
2,650	Volcano Corp.	64,024	*
		402,285
Health Care Providers & Services (2.8%)
1,250	Express Scripts	127,200	*
1,650	HMS Holdings	84,134	*
		211,334
Health Care Technology (1.2%)
2,900	Allscripts-Misys Healthcare Solutions	56,724	*
1,500	MedAssets Inc.	31,500	*
		88,224
Hotels, Restaurants & Leisure (3.2%)
1,000	Ctrip.com International	39,200	*
1,200	Hyatt Hotels Class A	46,752	*
1,000	Royal Caribbean Cruises	32,990	*
3,000	WMS Industries	125,820	*
		244,762
Household Products (1.1%)
1,200	Church & Dwight	80,340
Internet Software & Services (3.1%)
900	Equinix, Inc.	87,606	*
1,900	VistaPrint NV	108,775	*
750	WebMD Health	34,785	*
		231,166
IT Services (2.1%)
900	Alliance Data Systems	57,591	*
1,900	Cognizant Technology Solutions Class A	96,862	*
		154,453

See Notes to Schedule of Investments

MARCH 31, 2010

Schedule of Investments Growth Portfolio
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
Life Science Tools & Services (0.5%)
750	Life Technologies	39,203	*
Machinery (3.2%)
500	Cummins Inc.	30,975
1,300	Danaher Corp.	103,883
600	Flowserve Corp.	66,162
1,000	Pall Corp.	40,490
		241,510
Media (2.1%)
1,500	Discovery Communications Class A	50,685	*
1,650	DreamWorks Animation SKG Class A	64,994	*
1,000	Scripps Networks Interactive Class A	44,350
		160,029
Metals & Mining (1.4%)
1,500	Cliffs Natural Resources	106,425
Multiline Retail (2.3%)
1,500	Dollar Tree	88,830	*
2,100	Nordstrom, Inc.	85,785
		174,615
Oil, Gas & Consumable Fuels (4.8%)
1,250	Cabot Oil & Gas	46,000
2,400	Concho Resources	120,864	*
1,500	Range Resources	70,305
1,500	Southwestern Energy	61,080	*
800	Whiting Petroleum	64,672	*
		362,921
Pharmaceuticals (1.0%)
3,150	Mylan, Inc.	71,537	*
Professional Services (1.3%)
800	Manpower Inc.	45,696
1,900	Verisk Analytics Class A	53,580	*
		99,276
Real Estate Management & Development (1.2%)
1,200	Jones Lang LaSalle	87,468
Road & Rail (1.1%)
2,300	J.B. Hunt Transport Services	82,524
Semiconductors & Semiconductor Equipment (6.3%)
2,400	Analog Devices	69,168
3,900	Avago Technologies	80,184	*
3,900	Marvell Technology Group	79,482	*
2,900	Microchip Technology	81,664
1,500	Novellus Systems	37,500	*
1,550	Silicon Laboratories	73,888	*
1,600	Varian Semiconductor Equipment	52,992	*
		474,878
Software (7.2%)
2,200	ANSYS, Inc.	94,908	*
1,000	Citrix Systems	47,470	*
1,900	Informatica Corp.	51,034	*
900	McAfee Inc.	36,117	*
1,650	MICROS Systems	54,252	*
2,300	Rovi Corp.	85,399	*
700	Salesforce.com, Inc.	52,115	*
1,250	Solera Holdings	48,312
1,650	Sybase, Inc.	76,923	*
		546,530
Specialty Retail (6.3%)
1,250	Abercrombie & Fitch Class A	57,050
1,700	Bed Bath & Beyond	74,392	*
1,700	J Crew Group	78,030	*
1,800	Ross Stores	96,246
2,900	Urban Outfitters	110,287	*
2,200	Williams-Sonoma	57,838
		473,843
Textiles, Apparel & Luxury Goods (1.3%)
1,550	Coach, Inc.	61,256
400	Polo Ralph Lauren	34,016
		95,272
Trading Companies & Distributors (2.4%)
2,200	Fastenal Co.	105,578
700	W.W. Grainger	75,684
		181,262
Wireless Telecommunication Services (4.8%)
1,650	American Tower Class A	70,306	*
1,500	Crown Castle International	57,345	*
1,900	NII Holdings	79,154	*
4,400	SBA Communications Class A	158,708	*
		365,513
Total Common Stocks (Cost $5,228,208)		7,550,869
Short-Term Investments (0.0%)
1	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $1)	1

Total Investments (100.0%) (Cost $5,228,209)		7,550,870	##
Liabilities, less cash, receivables and other assets [(0.0%)]		(2,553)

Total Net Assets (100.0%)		$ 7,548,317

See Notes to Schedule of Investments

MARCH 31, 2010

Schedule of Investments Guardian Portfolio
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
Common Stocks (98.4%)
Beverages (2.0%)
31,700	Coca-Cola	1,743,500
Capital Markets (7.3%)
187,001	Charles Schwab	3,495,049
92,764	The Bank of New York Mellon	2,864,552
		6,359,601
Commercial Services & Supplies (5.3%)
85,326	Republic Services	2,476,161
63,696	Waste Management	2,193,053
		4,669,214
Electronic Equipment, Instruments & Components (7.4%)
68,800	Anixter International	3,223,280	*
97,437	National Instruments	3,249,524
		6,472,804
Energy Equipment & Services (3.4%)
47,222	Schlumberger Ltd.	2,996,708
Food Products (2.9%)
41,800	J.M. Smucker	2,518,868
Health Care Equipment & Supplies (6.1%)
31,495	C.R. Bard	2,728,097
51,350	Covidien PLC	2,581,878
		5,309,975
Household Products (3.0%)
41,250	Procter & Gamble	2,609,888
Industrial Conglomerates (4.0%)
42,404	3M Co.	3,543,702
Industrial Gases (2.8%)
29,913	Praxair, Inc.	2,482,779
Insurance (5.5%)
5,193	Markel Corp.	1,945,609	*
150,223	Progressive Corp.	2,867,757
		4,813,366
Internet Software & Services (4.2%)
221,353	Yahoo! Inc.	3,658,965	*
IT Services (2.0%)
98,600	SAIC Inc.	1,745,220	*
Machinery (4.7%)
51,501	Danaher Corp.	4,115,445
Media (11.7%)
146,648	Comcast Corp. Class A Special	2,635,265
78,257	Scripps Networks Interactive Class A	3,470,698
9,308	Washington Post	4,134,427
		10,240,390
Oil, Gas & Consumable Fuels (8.9%)
184,764	BG Group PLC	3,197,725
21,388	Cimarex Energy	1,270,019
63,776	Newfield Exploration	3,319,541	*
		7,787,285
Pharmaceuticals (2.9%)
15,583	Roche Holding AG	2,527,213
Road & Rail (2.4%)
34,597	Canadian National Railway	2,096,232
Semiconductors & Semiconductor Equipment (6.5%)
171,715	Altera Corp.	4,174,392
61,081	Texas Instruments	1,494,652
		5,669,044
Software (4.4%)
112,510	Intuit Inc.	3,863,593	*
Trading Companies & Distributors (1.0%)
7,945	W.W. Grainger	859,013
Total Common Stocks (Cost $68,795,512)		86,082,805
Short-Term Investments (1.8%)
1,572,921	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $1,572,921)	1,572,921

Total Investments (100.2%) (Cost $70,368,433)		87,655,726	##
Liabilities, less cash, receivables and other assets [(0.2%)]		(167,127)

Total Net Assets (100.0%)		$ 87,488,599

See Notes to Schedule of Investments

MARCH 31, 2010

Schedule of Investments International Portfolio
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
Common Stocks (95.9%)
Australia (1.3%)
41,800	BHP Billiton ADR	3,357,376
1,788,000	iSOFT Group	927,029
		4,284,405
Austria (0.8%)
53,165	Schoeller-Bleckmann Oilfield Equipment	2,801,204
Belgium (2.8%)
58,607	Anheuser-Busch InBev	2,952,182
12,072	Colruyt SA	2,971,596
125,755	Telenet Group Holding	3,800,417
		9,724,195
Brazil (1.8%)
141,200	Banco Santander Brasil ADR	1,755,116
253,300	Porto Seguro	2,563,837
27,540	TOTVS SA	1,734,307
		6,053,260
Canada (7.0%)
208,700	Bankers Petroleum	1,882,235	*
103,810	Cameco Corp.	2,842,471
104,701	Corus Entertainment, B Shares	2,046,290
194,400	Eldorado Gold	2,360,018	*
223,073	MacDonald, Dettwiler	8,291,248	*
407,000	Neo Material Technologies	1,590,893	*
122,400	Pacific Rubiales Energy	2,377,740	*
164,800	Silver Wheaton	2,588,057	*
		23,978,952
Chile (1.0%)
90,310	Sociedad Quimica y Minera de Chile ADR, B Shares	3,376,691
China (1.8%)
6,948,000	Bank of China, H Shares	3,695,816
75,800	Changyou.com ADR	2,334,640	*
		6,030,456
Denmark (2.9%)
325	A.P. Moller - Maersk Class B	2,476,505
52,267	Novo Nordisk Class B	4,055,771	È
53,402	Trygvesta AS	3,524,737
		10,057,013
France (8.1%)
47,455	Alstom SA	2,959,272
66,025	Arkema	2,444,333
36,544	CNP Assurances	3,451,123
57,770	Eutelsat Communications	2,053,673
96,304	Ipsen SA	4,702,791
103,598	Ipsos	3,659,730
58,690	Sodexo	3,507,683
76,235	Teleperformance	2,625,655
61,380	Thales SA	2,463,875
		27,868,135
Germany (7.8%)
67,171	Deutsche Boerse	4,978,963
59,395	Fresenius Medical Care	3,351,269
106,652	Gerresheimer AG	3,334,748
28,637	Linde AG	3,416,865
67,010	SAP AG	3,227,872	È
19,085	SMA Solar Technology	2,339,278	È
187,834	Tognum AG	3,531,477
36,936	Wincor Nixdorf	2,501,864
		26,682,336
Hong Kong (2.1%)
72,250	China Mobile ADR	3,476,670
369,000	Kerry Properties	1,979,438
670,000	XinAo Gas Holdings	1,712,052
		7,168,160
India (0.2%)
8,708	State Bank of India GDR	818,552
Ireland (1.0%)
133,775	DCC PLC	3,469,119
Israel (0.8%)
639,375	Makhteshim-Agan Industries	2,889,146
Japan (12.0%)
299,200	Brother Industries	3,616,387
196,000	Circle K Sunkus	2,429,821
111,100	GMO Internet	424,245
5,814	Jupiter Telecommunications	6,716,355	È
805	KDDI Corp.	4,167,504
991	Kenedix Realty Investment	2,661,676
76,300	Nifco Inc.	1,754,680
259,500	Nihon Kohden	4,774,200
238,300	NSD Co.	2,862,455
30,950	Point, Inc.	1,853,888
61,400	Sankyo Co.	3,037,491
126,900	Sundrug Co.	3,013,349
10,914	Yahoo! Japan	3,974,989
		41,287,040
Netherlands (10.6%)
45,895	Akzo Nobel	2,615,588
67,570	ArcelorMittal	2,965,150
66,827	Fugro NV	4,367,677
349,720	Koninklijke Ahold	4,662,089
81,374	Nutreco Holding	5,127,200
132,196	Sligro Food Group	4,406,629	Ñ
183,788	TNT NV	5,269,994
232,831	Unilever NV	7,042,630
		36,456,957
Norway (2.0%)
378,116	DnB NOR	4,319,908	*
491,534	Prosafe ASA	2,579,577
		6,899,485
South Africa (0.7%)
166,263	MTN Group	2,556,575

See Notes to Schedule of Investments

MARCH 31, 2010

Schedule of Investments International Portfolio (cont'd)
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
Sweden (1.7%)
117,090	Svenska Handelsbanken, A Shares	3,431,328
242,845	Swedbank AB, A Shares	2,492,149	*
		5,923,477
Switzerland (8.5%)
3,694	Barry Callebaut	2,385,825	È
22,973	Bucher Industries	3,115,648
63,780	Credit Suisse Group	3,287,598
4,303	Givaudan SA	3,774,919
74,895	Nestle SA	3,835,670
97,545	Nobel Biocare Holding	2,608,848	È
16,840	Roche Holding	2,731,070
2,662	SGS SA	3,670,853	È
40,749	Sulzer AG	3,961,279
		29,371,710
United Kingdom (21.0%)
798,005	Amlin PLC	4,699,782
173,527	Antofagasta PLC	2,738,601
429,318	Balfour Beatty	1,903,653
501,093	Barclays PLC	2,739,751
271,315	BP PLC	2,566,664
711,820	Cairn Energy	4,504,376	*
143,050	Chemring Group	7,187,460
210,450	Croda International	2,992,381
152,427	Diageo PLC	2,558,265
526,827	Experian Group	5,184,495
77,601	Fidessa Group	1,557,957
522,903	HSBC Holdings	5,327,189
641,313	Informa PLC	3,769,172
455,414	Reed Elsevier	3,631,680
1,079,496	RPS Group	3,345,070
257,593	Smith & Nephew	2,566,240
150,435	Tullow Oil	2,853,562
3,647,354	Vodafone Group	8,412,981
118,600	Willis Group Holdings	3,710,994
		72,250,273
Total Common Stocks (Cost $276,059,697)		329,947,141
Preferred Stocks (1.6%)
Brazil (1.6%)
66,743	Petroleo Brasileiro ADR	2,642,355
56,345	Ultrapar Participacoes ADR	2,728,788

Total Preferred Stocks (Cost $3,044,150)		5,371,143
Rights (0.0%)
Belgium (0.0%)
112,269	Anheuser-Busch InBev VVPR Strip	1,061	*
77,560	Fortis VVPR Strip	210	*

Total Rights (Cost $43)		1,271
Warrants (0.0%)

Italy (0.0%)
124,793	UBI Banca (Cost $0)	6,169	*
Short-Term Investments (8.8%)
22,432,628	Neuberger Berman Securities Lending Quality Fund, LLC	22,881,281	‡
7,562,980	State Street Institutional Liquid Reserves Fund Institutional Class	7,562,980

Total Short-Term Investments (Cost $30,444,261)		30,444,261

Total Investments (106.3%) (Cost $309,548,151)		365,769,985	##
Liabilities, less cash, receivables and other assets [(6.3%)]		(21,697,325)

Total Net Assets (100.0%)		$ 344,072,660

See Notes to Schedule of Investments

MARCH 31, 2010

SUMMARY SCHEDULE OF INVESTMENTS BY INDUSTRY
International Portfolio (UNAUDITED)

Industry	Value†	Percentage of Net Assets
Commercial Banks	$24,585,978	7.1%
Chemicals	23,100,816	6.7%
Oil, Gas & Consumable Fuels	22,398,191	6.5%
Media	21,876,900	6.4%
Software	20,008,479	5.8%
Wireless Telecommunication Services	18,613,730	5.4%
Food Products	18,391,325	5.3%
Insurance	17,950,473	5.2%
Food & Staples Retailing	17,483,484	5.1%
Metals & Mining	14,009,202	4.1%
Pharmaceuticals	11,489,632	3.3%
Professional Services	11,481,003	3.3%
Health Care Equipment & Supplies	9,949,288	2.9%
Energy Equipment & Services	9,748,458	2.8%
Aerospace & Defense	9,651,335	2.8%
Electrical Equipment	8,830,027	2.6%
Machinery	7,076,927	2.1%
Beverages	5,511,508	1.6%
Air Freight & Logistics	5,269,994	1.5%
Diversified Financial Services	4,979,173	1.4%
Internet Software & Services	4,399,234	1.3%
Diversified Telecommunication Services	3,800,417	1.1%
Office Electronics	3,616,387	1.1%
Hotels, Restaurants & Leisure	3,507,683	1.0%
Industrial Conglomerates	3,469,119	1.0%
Health Care Providers & Services	3,351,269	1.0%
Commercial Services & Supplies	3,345,070	1.0%
Life Science Tools & Services	3,334,748	1.0%
Capital Markets	3,287,598	1.0%
Leisure Equipment & Products	3,037,491	0.9%
Real Estate Investment Trusts	2,661,676	0.8%
Computers & Peripherals	2,501,864	0.7%
Marine	2,476,505	0.7%
Real Estate Management & Development	1,979,438	0.6%
Construction & Engineering	1,903,653	0.6%
Specialty Retail	1,853,888	0.5%
Auto Components	1,754,680	0.5%
Gas Utilities	1,712,052	0.5%
Health Care Technology	927,029	0.3%
Other Assets-Net	8,746,936	2.5%

	$344,072,660	100.0%

MARCH 31, 2010

Schedule of Investments Mid-Cap Growth Portfolio
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
Common Stocks (97.9%)
Aerospace & Defense (2.4%)
35,100	Precision Castparts	4,447,521
45,000	Rockwell Collins	2,816,550
		7,264,071
Air Freight & Logistics (1.5%)
80,500	C.H. Robinson Worldwide	4,495,925
Auto Components (0.4%)
65,000	Gentex Corp.	1,262,300
Biotechnology (3.7%)
60,000	Alexion Pharmaceuticals	3,262,200	*
70,000	BioMarin Pharmaceutical	1,635,900	*
40,000	Dendreon Corp.	1,458,800	*
75,000	Human Genome Sciences	2,265,000	*
120,000	Talecris Biotherapeutics	2,390,400	*
		11,012,300
Capital Markets (1.6%)
39,500	Affiliated Managers Group	3,120,500	*
71,500	SEI Investments	1,570,855
		4,691,355
Chemicals (1.5%)
70,000	Nalco Holding	1,703,100
25,000	Scotts Miracle-Gro Class A	1,158,750
28,500	Sigma-Aldrich	1,529,310
		4,391,160
Commercial Services & Supplies (1.7%)
94,000	Stericycle, Inc.	5,123,000	*
Communications Equipment (2.0%)
45,000	F5 Networks	2,767,950	*
55,000	Juniper Networks	1,687,400	*
48,500	Polycom, Inc.	1,483,130	*
		5,938,480
Computers & Peripherals (1.2%)
65,000	NetApp, Inc.	2,116,400	*
35,000	Western Digital	1,364,650	*
		3,481,050
Diversified Consumer Services (2.5%)
53,500	DeVry, Inc.	3,488,200
16,000	Strayer Education	3,896,320	È
		7,384,520
Diversified Financial Services (2.3%)
28,000	IntercontinentalExchange Inc.	3,141,040	*
100,000	MSCI Inc. Class A	3,610,000	*
		6,751,040
Electrical Equipment (2.7%)
93,000	AMETEK, Inc.	3,855,780
50,000	Roper Industries	2,892,000
70,000	Sensata Technologies Holding	1,257,200	*È
		8,004,980
Electronic Equipment, Instruments & Components (4.9%)
42,500	Agilent Technologies	1,461,575	*
62,500	Amphenol Corp. Class A	2,636,875
75,000	Dolby Laboratories Class A	4,400,250	*
90,000	National Instruments	3,001,500
105,000	Trimble Navigation	3,015,600	*
		14,515,800
Energy Equipment & Services (3.0%)
60,000	CARBO Ceramics	3,740,400
26,000	Core Laboratories N.V.	3,400,800	È
30,000	Oceaneering International	1,904,700	*
		9,045,900
Food Products (1.8%)
25,000	J.M. Smucker	1,506,500
73,500	Mead Johnson Nutrition	3,824,205
		5,330,705
Health Care Equipment & Supplies (5.0%)
30,000	Edwards Lifesciences	2,966,400	*
5,500	Intuitive Surgical	1,914,715	*
90,000	NuVasive, Inc.	4,068,000	*È
28,000	ResMed Inc.	1,782,200	*
45,000	Sirona Dental Systems	1,711,350	*
100,000	Volcano Corp.	2,416,000	*
		14,858,665
Health Care Providers & Services (2.9%)
55,000	Express Scripts	5,596,800	*
60,000	HMS Holdings	3,059,400	*
		8,656,200
Health Care Technology (1.2%)
110,000	Allscripts-Misys Healthcare Solutions	2,151,600	*
70,000	MedAssets Inc.	1,470,000	*
		3,621,600
Hotels, Restaurants & Leisure (3.2%)
40,000	Ctrip.com International	1,568,000	*
42,500	Hyatt Hotels Class A	1,655,800	*
40,000	Royal Caribbean Cruises	1,319,600	*È
116,500	WMS Industries	4,886,010	*
		9,429,410
Household Products (1.0%)
44,000	Church & Dwight	2,945,800
Internet Software & Services (3.2%)
34,000	Equinix, Inc.	3,309,560	*
85,500	VistaPrint NV	4,894,875	*È
25,000	WebMD Health	1,159,500	*È
		9,363,935
IT Services (2.1%)
30,000	Alliance Data Systems	1,919,700	*È
68,000	Cognizant Technology Solutions Class A	3,466,640	*
24,500	Hewitt Associates Class A	974,610	*
		6,360,950

MARCH 31, 2010

Schedule of Investments Mid-Cap Growth Portfolio cont'd
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
Life Science Tools & Services (0.4%)
25,000	Life Technologies	1,306,750	*
Machinery (2.9%)
16,500	Cummins Inc.	1,022,175
45,000	Danaher Corp.	3,595,950
22,500	Flowserve Corp.	2,481,075
34,500	Pall Corp.	1,396,905
		8,496,105
Media (2.0%)
52,500	Discovery Communications Class A	1,773,975	*
60,000	DreamWorks Animation SKG Class A	2,363,400	*
38,000	Scripps Networks Interactive Class A	1,685,300
		5,822,675
Metals & Mining (1.2%)
50,000	Cliffs Natural Resources	3,547,500
Multiline Retail (2.2%)
55,000	Dollar Tree	3,257,100	*
79,000	Nordstrom, Inc.	3,227,150
		6,484,250
Oil, Gas & Consumable Fuels (5.3%)
45,500	Cabot Oil & Gas	1,674,400
123,000	Concho Resources	6,194,280	*
57,500	Range Resources	2,695,025
70,000	Southwestern Energy	2,850,400	*
27,500	Whiting Petroleum	2,223,100	*
		15,637,205
Pharmaceuticals (1.0%)
125,000	Mylan, Inc.	2,838,750	*È
Professional Services (1.2%)
25,000	Manpower Inc.	1,428,000
72,500	Verisk Analytics Class A	2,044,500	*
		3,472,500
Real Estate Management & Development (1.0%)
40,000	Jones Lang LaSalle	2,915,600
Road & Rail (1.0%)
87,000	J.B. Hunt Transport Services	3,121,560
Semiconductors & Semiconductor Equipment (6.1%)
81,000	Analog Devices	2,334,420
146,000	Avago Technologies	3,001,760	*
151,600	Marvell Technology Group	3,089,608	*
110,000	Microchip Technology	3,097,600	È
62,500	Novellus Systems	1,562,500	*
60,000	Silicon Laboratories	2,860,200	*
61,000	Varian Semiconductor Equipment	2,020,320	*
		17,966,408
Software (6.9%)
90,000	ANSYS, Inc.	3,882,600	*
37,000	Citrix Systems	1,756,390	*
72,500	Informatica Corp.	1,947,350	*
33,500	McAfee Inc.	1,344,355	*
62,500	MICROS Systems	2,055,000	*
82,500	Rovi Corp.	3,063,225	*
25,000	Salesforce.com, Inc.	1,861,250	*
45,000	Solera Holdings	1,739,250
60,000	Sybase, Inc.	2,797,200	*
		20,446,620
Specialty Retail (6.6%)
46,000	Abercrombie & Fitch Class A	2,099,440
82,000	Bed Bath & Beyond	3,588,320	*
69,500	J Crew Group	3,190,050	*
70,000	Ross Stores	3,742,900
125,000	Urban Outfitters	4,753,750	*
84,000	Williams-Sonoma	2,208,360
		19,582,820
Textiles, Apparel & Luxury Goods (1.2%)
60,000	Coach, Inc.	2,371,200
15,000	Polo Ralph Lauren	1,275,600
		3,646,800
Trading Companies & Distributors (2.5%)
86,000	Fastenal Co.	4,127,140	È
30,000	W.W. Grainger	3,243,600
		7,370,740
Wireless Telecommunication Services (4.6%)
65,000	American Tower Class A	2,769,650	*
50,000	Crown Castle International	1,911,500	*
62,500	NII Holdings	2,603,750	*
175,000	SBA Communications Class A	6,312,250	*
		13,597,150
Total Common Stocks (Cost $204,763,780)		290,182,579
Short-Term Investments (10.2%)
23,714,815	Neuberger Berman Securities Lending Quality Fund, LLC	24,189,111	‡
5,906,417	State Street Institutional Liquid Reserves Fund Institutional Class	5,906,417

Total Short-Term Investments (Cost $30,095,528)		30,095,528

Total Investments (108.1%) (Cost $234,859,308)		320,278,107	##
Liabilities, less cash, receivables and other assets [(8.1%)]		(23,914,273)

Total Net Assets (100.0%)		$ 296,363,834

See Notes to Schedule of Investments

MARCH 31, 2010

Schedule of Investments Partners Portfolio
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
Common Stocks (99.0%)
Aerospace & Defense (2.9%)
28,100	Boeing Co.	2,040,341
9,500	L-3 Communications Holdings	870,485
		2,910,826
Automobiles (1.5%)
56,000	Harley-Davidson	1,571,920
Beverages (1.0%)
29,200	Dr. Pepper Snapple Group	1,026,964
Building Products (2.8%)
68,600	Masco Corp.	1,064,672
69,700	Owens Corning	1,773,168	*
		2,837,840
Capital Markets (5.7%)
9,300	Goldman Sachs Group	1,586,859
78,900	Invesco Ltd.	1,728,699
36,400	Morgan Stanley	1,066,156
30,500	State Street	1,376,770
		5,758,484
Commercial Banks (4.5%)
6,800	Comerica Inc.	258,672
103,200	Fifth Third Bancorp	1,402,488
42,300	SunTrust Banks	1,133,217
57,700	Wells Fargo	1,795,624
		4,590,001
Computers & Peripherals (1.8%)
35,100	Hewlett-Packard	1,865,565
Construction & Engineering (1.8%)
77,400	Chicago Bridge & Iron	1,800,324	*
Consumer Finance (2.2%)
35,500	American Express	1,464,730
19,600	Capital One Financial	811,636
		2,276,366
Diversified Financial Services (8.6%)
187,300	Bank of America	3,343,305
301,223	Citigroup Inc.	1,219,953	*
45,100	J.P. Morgan Chase	2,018,225
72,200	Moody's Corp.	2,147,950
		8,729,433
Electrical Equipment (1.0%)
47,300	ABB Ltd.	1,033,032
Energy Equipment & Services (3.5%)
29,500	National Oilwell Varco	1,197,110
39,200	Noble Corp.	1,639,344
46,200	Weatherford International	732,732	*
		3,569,186
Food & Staples Retailing (1.0%)
27,300	CVS Caremark	998,088
Health Care Equipment & Supplies (3.3%)
105,500	Boston Scientific	761,710	*
24,100	Covidien PLC	1,211,748
24,100	Zimmer Holdings	1,426,720	*
		3,400,178
Health Care Providers & Services (4.1%)
37,800	Aetna Inc.	1,327,158
34,700	AmerisourceBergen Corp.	1,003,524
28,400	WellPoint Inc.	1,828,392	*
		4,159,074
Household Durables (1.8%)
56,400	KB HOME	944,700
10,600	Whirlpool Corp.	924,850
		1,869,550
Household Products (1.6%)
25,700	Energizer Holdings	1,612,932	*
Independent Power Producers & Energy Traders (1.0%)
48,600	NRG Energy	1,015,740	*
Industrial Conglomerates (1.5%)
56,400	McDermott International	1,518,288	*
Insurance (4.3%)
29,000	Berkshire Hathaway Class B	2,356,830	*
34,500	MetLife, Inc.	1,495,230
18,400	Principal Financial Group	537,464
		4,389,524
IT Services (2.2%)
47,900	Fidelity National Information Services	1,122,776
30,100	Lender Processing Services	1,136,275
		2,259,051
Machinery (4.4%)
6,500	Bucyrus International	428,935
38,300	Ingersoll-Rand PLC	1,335,521
17,600	Joy Global	996,160
73,900	Terex Corp.	1,678,269	*
		4,438,885
Marine (0.5%)
21,700	Genco Shipping & Trading	458,087	*È
Media (1.9%)
53,500	McGraw-Hill Cos.	1,907,275
Metals & Mining (6.5%)
15,700	Freeport-McMoRan Copper & Gold	1,311,578
59,400	Teck Resources Class B	2,587,464	*
15,000	United States Steel	952,800
9,300	Walter Energy	858,111
49,800	Xstrata PLC	943,510	*
		6,653,463
Multiline Retail (3.5%)
56,400	J.C. Penney	1,814,388
79,400	Macy's Inc.	1,728,538
		3,542,926
Oil, Gas & Consumable Fuels (11.5%)
32,100	Canadian Natural Resources	2,376,684

See Notes to Schedule of Investments

MARCH 31, 2010

Schedule of Investments Partners Portfolio cont'd
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
38,000	Cenovus Energy	995,980
37,900	Denbury Resources	639,373	*
16,300	EOG Resources	1,514,922
19,400	Peabody Energy	886,580
16,800	Petrohawk Energy	340,704	*
47,100	Petroleo Brasileiro ADR	2,095,479
34,740	Ship Finance International	616,982
36,400	Southwestern Energy	1,482,208	*
44,200	Talisman Energy	754,052
		11,702,964
Personal Products (3.6%)
40,900	Avon Products	1,385,283
48,100	NBTY, Inc.	2,307,838	*
		3,693,121
Pharmaceuticals (1.8%)
28,100	Shire Limited ADR	1,853,476
Road & Rail (0.9%)
16,900	Norfolk Southern	944,541
Semiconductors & Semiconductor Equipment (0.6%)
27,700	Intel Corp.	616,602
Software (3.0%)
24,700	Check Point Software Technologies	865,982	*
32,900	Microsoft Corp.	962,983
47,900	Oracle Corp.	1,230,551
		3,059,516
Specialty Retail (2.7%)
32,500	Best Buy	1,382,550
16,300	Limited Brands, Inc.	401,306
39,000	Lowe's Cos.	945,360
		2,729,216
Total Common Stocks (Cost $65,644,857)		100,792,438
Short-Term Investments (1.9%)
463,235	Neuberger Berman Securities Lending Quality Fund, LLC	472,500	‡
1,514,147	State Street Institutional Liquid Reserves Fund Institutional Class	1,514,147

Total Short-Term Investments (Cost $1,986,647)		1,986,647

Total Investments (100.9%) (Cost $67,631,504)		102,779,085	##
Liabilities, less cash, receivables and other assets [(0.9%)]		(931,988)

Total Net Assets (100.0%)		$ 101,847,097

See Notes to Schedule of Investments

MARCH 31, 2010

Schedule of Investments Regency Portfolio
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
Common Stocks (96.8%)
Aerospace & Defense (1.1%)
68,900	Embraer-Empresa Brasileira de Aeronautica ADR	1,650,844
Auto Components (3.3%)
67,400	American Axle & Manufacturing Holdings	672,652	*
32,200	Lear Corp.	2,555,070	*
62,500	WABCO Holdings	1,870,000	*
		5,097,722
Automobiles (1.7%)
90,500	Harley-Davidson	2,540,335
Beverages (1.6%)
68,500	Dr. Pepper Snapple Group	2,409,145
Building Products (2.8%)
109,600	Masco Corp.	1,700,992
103,000	Owens Corning	2,620,320	*
		4,321,312
Capital Markets (2.0%)
109,500	Invesco Ltd.	2,399,145
26,900	Jefferies Group	636,723
		3,035,868
Commercial Banks (8.3%)
45,900	Comerica Inc.	1,746,036
209,100	Fifth Third Bancorp	2,841,669
53,118	First Horizon National	746,308	*
124,100	KeyCorp	961,775
302,800	Regions Financial	2,376,980
87,000	SunTrust Banks	2,330,730
76,200	Zions Bancorp	1,662,684	È
		12,666,182
Construction & Engineering (1.7%)
110,200	Chicago Bridge & Iron	2,563,252	*
Containers & Packaging (1.4%)
101,800	Temple-Inland	2,079,774
Diversified Financial Services (2.0%)
101,300	Moody's Corp.	3,013,675	È
Electric Utilities (3.7%)
49,800	Allegheny Energy	1,145,400
60,800	DPL Inc.	1,653,152
11,300	Entergy Corp.	919,255
161,700	NV Energy	1,993,761
		5,711,568
Electronic Equipment, Instruments & Components (2.3%)
41,600	Anixter International	1,948,960	*
51,700	Avnet, Inc.	1,551,000	*
		3,499,960
Energy Equipment & Services (2.7%)
29,800	National Oilwell Varco	1,209,284
49,400	Noble Corp.	2,065,908
13,100	Oceaneering International	831,719	*
		4,106,911
Food Products (0.3%)
7,700	J.M. Smucker	464,002
Health Care Providers & Services (6.0%)
48,500	Aetna Inc.	1,702,835
84,100	AmerisourceBergen Corp.	2,432,172
37,400	CIGNA Corp.	1,368,092
59,600	Coventry Health Care	1,473,312	*
37,700	MEDNAX, Inc.	2,193,763	*
		9,170,174
Household Durables (2.8%)
84,700	KB HOME	1,418,725
33,400	Whirlpool Corp.	2,914,150
		4,332,875
Household Products (1.7%)
41,000	Energizer Holdings	2,573,160	*
Independent Power Producers & Energy Traders (1.2%)
89,800	NRG Energy	1,876,820	*
Industrial Conglomerates (0.9%)
51,600	McDermott International	1,389,072	*
Insurance (9.4%)
68,700	Assurant, Inc.	2,361,906
48,900	Fidelity National Financial Class A	724,698
92,500	Lincoln National	2,839,750
20,300	PartnerRe Ltd.	1,618,316
98,900	Principal Financial Group	2,888,869
43,400	StanCorp Financial Group	2,067,142
69,400	W.R. Berkley	1,810,646
		14,311,327
IT Services (2.4%)
62,600	Fidelity National Information Services	1,467,344
59,200	Lender Processing Services	2,234,800
		3,702,144
Machinery (6.4%)
41,700	AGCO Corp.	1,495,779	*
43,500	Bucyrus International	2,870,565
60,500	Ingersoll-Rand PLC	2,109,635
22,900	Navistar International	1,024,317	*
101,700	Terex Corp.	2,309,607	*
		9,809,903
Marine (0.5%)
33,900	Genco Shipping & Trading	715,629	*È
Media (2.4%)
43,800	Cablevision Systems	1,057,332
75,300	McGraw-Hill Cos.	2,684,445
		3,741,777
Metals & Mining (4.4%)
10,000	Freeport-McMoRan Copper & Gold	835,400
87,900	Teck Resources Class B	3,828,924	*

See Notes to Schedule of Investments

MARCH 31, 2010

Schedule of Investments Regency Portfolio cont'd
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†

33,300	United States Steel	2,115,216
		6,779,540
Multi-Utilities (2.1%)
18,700	Alliant Energy	621,962
125,200	CMS Energy	1,935,592
16,100	DTE Energy	718,060
		3,275,614
Multiline Retail (3.6%)
90,600	J.C. Penney	2,914,602
122,100	Macy's Inc.	2,658,117
		5,572,719
Oil, Gas & Consumable Fuels (8.8%)
31,500	Cabot Oil & Gas	1,159,200
66,300	Denbury Resources	1,118,481	*
46,400	Newfield Exploration	2,415,120	*
25,600	Noble Energy	1,868,800
51,033	Ship Finance International	906,346
41,100	Southwestern Energy	1,673,592	*
72,810	Talisman Energy	1,242,139
37,600	Whiting Petroleum	3,039,584	*
		13,423,262
Paper & Forest Products (0.4%)
74,900	Louisiana Pacific	677,845	*
Personal Products (2.3%)
74,700	NBTY, Inc.	3,584,106	*
Pharmaceuticals (1.4%)
33,300	Shire Limited ADR	2,196,468
Real Estate Investment Trusts (3.5%)
8,400	Alexandria Real Estate Equities	567,840
53,900	Annaly Capital Management	926,002
13,626	Boston Properties	1,027,945
31,386	Macerich Co.	1,202,398	È
20,704	Vornado Realty Trust	1,567,293
		5,291,478
Specialty Retail (1.7%)
103,000	Limited Brands, Inc.	2,535,860

Total Common Stocks (Cost $104,600,840)		148,120,323
Short-Term Investments (8.7%)
6,386,765	Neuberger Berman Securities Lending Quality Fund, LLC	6,514,500	‡
6,725,341	State Street Institutional Liquid Reserves Fund Institutional Class	6,725,341

Total Short-Term Investments (Cost $13,239,841)		13,239,841

Total Investments (105.5%) (Cost $117,840,681)		161,360,164	##
Liabilities, less cash, receivables and other assets [(5.5%)]		(8,392,180)

Total Net Assets (100.0%)		$ 152,967,984

See Notes to Schedule of Investments

MARCH 31, 2010

Schedule of Investments Short Duration Bond Portfolio
(UNAUDITED)

PRINCIPAL AMOUNT($)	VALUE($)†

U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (32.7%)
7,000,000	U.S. Treasury Bills, 0.05%, due 7/29/10	6,996,416
9,900,000	U.S. Treasury Notes 4.75%, due 3/31/11	10,322,681	ØØ
41,000,000	U.S. Treasury Notes 1.00%, due 9/30/11	41,164,943
27,355,000	U.S. Treasury Notes 3.88%, due 10/31/12	29,115,978
26,000,000	U.S. Treasury Notes, 1.38%, due 4/15/12	26,180,778
	Total U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government (Cost $113,461,951)	113,780,796
U.S. Government Agency Securities (4.9%)
8,500,000	Citigroup Funding, Inc., Guaranteed FDIC Floating Rate Notes, Ser. 1, 0.59%, due 6/30/10	8,558,905	µØØ@
8,450,000	Wells Fargo & Co., Guaranteed FDIC Floating Rate Notes, 0.48%, due 6/15/10	8,492,588	µØØ@
	Total U.S. Government Agency Securities (Cost $16,950,000)	17,051,493
Mortgage-Backed Securities (34.0%)
Adjustable Alt-A Jumbo Balance (1.9%)
11,856,266	Bear Stearns ALT-A Trust, Ser. 2007-1, Class 21A1, 5.52%, due 4/1/10	6,542,371	µ
Adjustable Alt-A Mixed Balance (1.2%)
3,012,727	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB3, Class 1A1A, 3.48%, due 4/1/10	1,896,706	µ
3,292,399	Residential Accredit Loans, Inc., Ser. 2005-QA10, Class A31, 5.59%, due 4/1/10	2,130,327	µ
		4,027,033
Adjustable Alt-B Mixed Balance (0.3%)
1,606,511	Lehman XS Trust, Floating Rate, Ser. 2005-1, Class 2A1, 1.73%, due 4/1/10	1,138,104	µ
Adjustable Conforming Balance (0.6%)
3,357,195	Adjustable Rate Mortgage Trust, Ser. 2005-10, Class 4A1, 5.36%, due 4/1/10	2,079,058	µØØ
Adjustable Jumbo Balance (7.7%)
1,450,114	Banc of America Funding Corp., Ser. 2005-F, Class 4A1, 5.27%, due 4/1/10	1,077,217	µØØ
4,188,564	GMAC Mortgage Corp. Loan Trust, Ser. 2006-AR1, Class 1A1, 5.37%, due 4/1/10	3,149,964	µ
7,287,847	IndyMac INDX Mortgage Loan Trust, Ser. 2006-AR3, Class 2A1A, 5.88%, due 4/1/10	4,225,724	µØØ
3,651,778	Merrill Lynch Mortgage Investors Trust, Ser. 2005-A1, Class 2A1, 3.11%, due 4/1/10	3,444,535	µ
18,000,000	Wells Fargo Mortgage Backed Securities Trust, Ser. 2005-AR16, Class 4A2, 4.92%, due 4/1/10	14,935,842	µ
		26,833,282
Adjustable Mixed Balance (2.3%)
3,945,321	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2006-HYB5, Class 2A1, 5.68%, due 4/1/10	2,302,588	µ
2,731,186	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2004-AR4, Class 2A1, 3.10%, due 4/1/10	2,458,803	µ
3,369,657	First Horizon Mortgage Pass-Through Trust, Ser. 2005-AR5, Class 2A1, 5.45%, due 4/1/10	2,862,614	µ
705,437	Harborview Mortgage Loan Trust, Ser. 2004-4, Class 3A, 0.98%, due 4/1/10	468,451	µ
		8,092,456
Commercial Mortgage-Backed (16.6%)
3,772,560	Banc of America Commercial Mortgage, Inc., Ser. 2006-3, Class A1, 5.69%, due 7/10/44	3,828,581	ØØ

See Notes to Schedule of Investments

MARCH 31, 2010

Schedule of Investments Short Duration Bond Portfolio cont'd
(UNAUDITED)

PRINCIPAL AMOUNT($)	VALUE($)†

1,773,206	Banc of America Commercial Mortgage, Inc., Ser. 2005-6, Class A1, 5.00%, due 9/10/47	1,785,282	ØØ
5,378,228	Bear Stearns Commercial Mortgage Securities, Inc., Ser. 2006-PW14, Class A1, 5.04%, due 12/11/38	5,510,065	ØØ
5,310,209	Credit Suisse Mortgage Capital Certificates, Ser. 2007-C5, Class A1, 5.10%, due 9/15/40	5,433,816	ØØ
5,013,237	GE Capital Commercial Mortgage Corp., Ser. 2002-2A, Class A2, 4.97%, due 8/11/36	5,192,667	ØØ
5,514,440	GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A2, 4.85%, due 7/10/45	5,520,173
1,643,601	Greenwich Capital Commercial Funding Corp., Ser. 2002-C1, Class A3, 4.50%, due 1/11/17	1,691,225	ØØ
1,309,840	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A1, 6.02%, due 4/1/10	1,320,476	µ
11,107,200	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A1, 5.04%, due 12/15/44	11,176,745
3,290,117	JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A1, 5.65%, due 6/15/49	3,356,277
1,221,867	LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A1, 5.48%, due 3/15/32	1,236,158
5,304,336	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A1, 4.28%, due 8/12/48	5,367,488	ØØ
769,359	Morgan Stanley Capital I, Ser. 2005-HQ6, Class A1, 4.65%, due 8/13/42	769,548
2,618,793	Morgan Stanley Capital I, Ser. 2006-T21, Class A1, 4.93%, due 10/12/52	2,633,163
2,767,416	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C7, Class A1, 4.24%, due 10/15/35	2,805,753	ñ
		57,627,417
Mortgage-Backed Non-Agency (1.6%)
1,469,435	Countrywide Home Loans, Ser. 2005-R2, Class 2A4, 8.50%, due 6/25/35	1,429,026	ñØØ
3,757,644	GSMPS Mortgage Loan Trust, Ser. 2005-RP2, Class 1A4, 8.50%, due 3/25/35	3,616,733	ñ
681,323	GSMPS Mortgage Loan Trust, Ser. 2005-RP3, Class 1A4, 8.50%, due 9/25/35	628,520	ñ
2,042,761	Knollwood CDO Ltd., Ser. 2006-2A, Class A2J, 0.67%, due 4/13/10	0	ñµ
		5,674,279
Fannie Mae (0.5%)
1,666,427	Whole Loan, Ser. 2004-W8, Class PT, 10.75%, due 4/1/10	1,831,693	µØØ
Freddie Mac (1.3%)
2,304,006	Pass-Through Certificates 8.00%, due 11/1/26	2,657,056
1,542,170	Pass-Through Certificates 8.50%, due 10/1/30	1,808,113
10,531	Pass-Through Certificates, 10.00%, due 4/1/20	11,976
		4,477,145
	Total Mortgage-Backed Securities (Cost $137,957,025)	118,322,838
Corporate Debt Securities (18.3%)
Banks (5.6%)
6,930,000	Citigroup, Inc., Senior Unsecured Notes, 5.13%, due 2/14/11	7,138,039	ØØ
6,000,000	Goldman Sachs Group, Inc., Senior Unsecured Notes, 6.88%, due 1/15/11	6,281,298	ØØ
5,750,000	Morgan Stanley, Senior Unsecured Medium-Term Notes, Ser. F, 5.75%, due 8/31/12	6,169,077
		19,588,414
Beverages (1.0%)
3,350,000	Anheuser-Busch Cos., Inc., Guaranteed Unsecured Notes, 4.95%, due 1/15/14	3,560,182
Diversified Financial Services (7.4%)
4,240,000	American Express Credit Corp., Senior Unsecured Medium-Term Notes, Ser. C, 5.88%, due 5/2/13	4,592,895
4,100,000	Bear Stearns Cos. LLC, Senior Unsecured Notes, 5.35%, due 2/1/12	4,382,310

See Notes to Schedule of Investments

MARCH 31, 2010

Schedule of Investments Short Duration Bond Portfolio cont'd
(UNAUDITED)

PRINCIPAL AMOUNT($)	VALUE($)†

2,200,000	Bear Stearns Cos. LLC, Senior Unsecured Medium-Term Notes, Ser. B, 6.95%, due 8/10/12	2,437,246
7,700,000	General Electric Capital Corp., Senior Unsecured Medium-Term Notes, Ser. A, 4.25%, due 9/13/10	7,825,394	ØØ
5,935,000	Merrill Lynch & Co., Inc., Senior Unsecured Medium-Term Notes, Ser. C, 6.05%, due 8/15/12	6,338,610	ØØ
		25,576,455
Media (2.2%)
3,630,000	Comcast Cable Communications LLC, Guaranteed Notes, 6.75%, due 1/30/11	3,793,949
3,425,000	Time Warner Cable, Inc., Guaranteed Notes, 5.40%, due 7/2/12	3,676,741	ØØ
		7,470,690
Office/Business Equipment (0.8%)
2,600,000	Xerox Corp., Senior Unsecured Notes, 5.50%, due 5/15/12	2,757,825
Oil & Gas (0.8%)
2,425,000	XTO Energy, Inc., Senior Unsecured Notes, 5.90%, due 8/1/12	2,663,067
Telecommunications (0.5%)
1,765,000	Telecom Italia Capital SA, Guaranteed Notes, 5.25%, due 11/15/13	1,848,705
	Total Corporate Debt Securities (Cost $62,605,883)	63,465,338
Asset-Backed Securities (8.3%)
3,981,473	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-ASP5, Class A2B, 0.38%, due 4/26/10	2,168,688	µ
2,000,000	ACE Securities Corp. Home Equity Loan Trust, Ser. 2006-OP1, Class A2C, 0.40%, due 4/26/10	1,490,850	µ
1,753,000	Bear Stearns Asset Backed Securities Trust, Ser. 2006-HE9, Class 1A2, 0.40%, due 4/26/10	788,845	µ
237,743	Capital Auto Receivables Asset Trust, Ser. 2008-2, Class A2B, 1.15%, due 4/15/10	237,811	µ
2,878,692	Carrington Mortgage Loan Trust, Ser. 2006-OPT1, Class A3, 0.43%, due 4/26/10	2,446,074	µ
4,000,000	Carrington Mortgage Loan Trust, Ser. 2007-FRE1, Class A3, 0.51%, due 4/26/10	1,736,945	µ
4,400,000	Chase Issuance Trust, Ser. 2009-A5, Class A5, 1.03%, due 4/15/10	4,406,325	µØØ
2,553,973	Countrywide Asset-Backed Certificates Trust, Ser. 2006-3, Class 2A2, 0.43%, due 4/26/10	2,108,499	µ
1,449,424	Countrywide Asset-Backed Certificates Trust, Ser. 2006-5, Class 2A2, 0.43%, due 4/26/10	1,166,381	µ
2,636,288	Countrywide Asset-Backed Certificates Trust, Ser. 2006-6, Class 2A2, 0.43%, due 4/26/10	2,079,679	µ
904,797	DaimlerChrysler Auto Trust, Ser. 2008-B, Class A2B, 1.16%, due 4/8/10	905,394	µ
998,108	Impac Secured Assets Corp., Ser. 2006-3, Class A4, 0.34%, due 4/26/10	855,114	µ
304,775	Merrill Lynch Mortgage Investors Trust, Ser. 2006-MLN1, Class A2A, 0.32%, due 4/26/10	292,585	µ
568,563	Morgan Stanley Capital I, Inc., Mortgage Pass-Through Certificates, Ser. 2007-HE5, Class A2A, 0.36%, due 4/26/10	490,721	µ
2,402,345	Residential Asset Mortgage Products, Inc., Ser. 2006-RS1, Class AI2, 0.48%, due 4/26/10	1,792,103	µ
1,410,229	Securitized Asset Backed Receivables LLC Trust, Ser. 2006-WM4, Class A2C, 0.41%, due 4/26/10	486,151	µ
5,175,000	Soundview Home Equity Loan Trust, Ser. 2006-OPT3, Class 2A3, 0.42%, due 4/26/10	3,871,732	µØØ
1,711,923	Structured Asset Investment Loan Trust, Ser. 2006-3, Class A4, 0.34%, due 4/26/10	1,659,440	µØØ
	Total Asset-Backed Securities (Cost $38,832,226)	28,983,337

See Notes to Schedule of Investments

MARCH 31, 2010

Schedule of Investments Short Duration Bond Portfolio cont'd
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†

Short-Term Investments (5.9%)
20,586,769	State Street Institutional Liquid Reserves Fund Institutional Class (Cost $20,586,769)	20,586,769

	Total Investments (104.1%) (Cost $390,393,854)	362,190,571	##
	Liabilities, less cash, receivables and other assets [(4.1%)]	(14,182,727)	¢¢

	Total Net Assets (100.0%)	$348,007,844

See Notes to Schedule of Investments

Schedule of Investments Small-Cap Growth Portfolio
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
Common Stocks (99.0%)
Aerospace & Defense (7.5%)
9,100	AAR Corp.	225,862	*
7,600	BE Aerospace	231,420	*
13,000	Global Defense Technology & Systems	174,200	*
12,100	HEICO Corp.	623,876
		1,255,358
Air Freight & Logistics (1.0%)
5,700	Hub Group Class A	159,486	*
Biotechnology (4.0%)
4,300	Alexion Pharmaceuticals	233,791	*
10,200	BioMarin Pharmaceutical	238,374	*
6,300	Human Genome Sciences	190,260	*ØØ
		662,425
Capital Markets (1.3%)
6,100	Waddell & Reed Financial	219,844
Commercial Services & Supplies (1.6%)
12,000	Healthcare Services Group	268,680
Communications Equipment (3.5%)
5,900	Plantronics, Inc.	184,552
7,500	Polycom, Inc.	229,350	*
6,300	Riverbed Technology	178,920	*
		592,822
Containers & Packaging (1.4%)
9,300	Packaging Corp. of America	228,873
Diversified Consumer Services (3.2%)
2,800	Capella Education	259,952	*
6,400	Steiner Leisure	283,648	*
		543,600
Diversified Financial Services (1.3%)
6,100	MSCI Inc. Class A	220,210	*
Electrical Equipment (2.8%)
9,000	EnerSys	221,940	*
4,200	Regal-Beloit	249,522
		471,462
Electronic Equipment, Instruments & Components (2.3%)
5,600	Littelfuse, Inc.	212,856	*
4,800	Plexus Corp.	172,944	*
		385,800
Food Products (2.1%)
4,200	Diamond Foods	176,568
3,900	TreeHouse Foods	171,093	*
		347,661
Health Care Equipment & Supplies (7.3%)
14,700	ev3 Inc.	233,142	*
3,800	NuVasive, Inc.	171,760	*
6,000	Orthofix International N.V.	218,280	*
5,000	Sirona Dental Systems	190,150	*
8,300	Volcano Corp.	200,528	*
8,100	Zoll Medical	213,516	*
		1,227,376
Health Care Providers & Services (9.9%)
2,800	Amedisys, Inc.	154,616	*È
5,300	Catalyst Health Solutions	219,314	*
13,400	Hanger Otrhopedic Group	243,612	*
3,500	HMS Holdings	178,465	*
8,000	IPC The Hospitalist	280,880	*
5,600	Magellan Health Services	243,488	*
3,000	MEDNAX, Inc.	174,570	*
9,200	Odyssey Healthcare	166,612	*
		1,661,557
Health Care Technology (1.5%)
3,700	SXC Health Solutions	248,936	*
Hotels, Restaurants & Leisure (8.1%)
7,800	Jack in the Box	183,690	*
56,700	Orient-Express Hotel	804,006	*
6,000	Royal Caribbean Cruises	197,940	*
3,900	WMS Industries	163,566	*
		1,349,202
Household Durables (1.1%)
3,700	Tupperware Brands	178,414
Internet Software & Services (5.2%)
27,700	LivePerson, Inc.	212,459	*
10,500	Rackspace Hosting	196,665	*
4,200	VistaPrint NV	240,450	*
4,600	WebMD Health	213,348	*
		862,922
IT Services (2.2%)
6,900	Gartner Group Class A	153,456	*
12,300	RightNow Technologies	219,678	*
		373,134
Machinery (1.2%)
3,000	Nordson Corp.	203,760
Office Electronics (1.0%)
5,700	Zebra Technologies	168,720	*
Oil, Gas & Consumable Fuels (4.1%)
5,100	Concho Resources	256,836	*
11,300	Rosetta Resources	266,115	*
6,100	World Fuel Services	162,504
		685,455
Personal Products (1.2%)
10,900	Elizabeth Arden	196,200	*
Pharmaceuticals (1.2%)
5,600	Salix Pharmaceuticals	208,600	*
Professional Services (1.0%)
3,600	Towers Watson & Company	171,000
Real Estate Management & Development (1.4%)
3,300	Jones Lang LaSalle	240,537
Semiconductors & Semiconductor Equipment (4.3%)
4,600	Atheros Communications	178,066	*

See Notes to Schedule of Investments

MARCH 31, 2010

Schedule of Investments Small-Cap Growth Portfolio
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†
6,000	Netlogic Microsystems	176,580	*
3,700	Silicon Laboratories	176,379	*
5,800	Varian Semiconductor Equipment	192,096	*
		723,121
Software (8.9%)
8,700	ArcSight, Inc.	244,905	*
12,400	Informatica Corp.	333,064	*
7,100	Jack Henry & Associates	170,826
9,500	Parametric Technology	171,475	*
7,200	Solera Holdings	278,280
8,900	Sourcefire Inc.	204,255	*
6,200	SS&C Technologies Holdings	93,496	*Ø
		1,496,301
Specialty Retail (5.3%)
9,300	hhgregg, Inc.	234,732	*
3,800	J Crew Group	174,420	*
3,300	Tractor Supply	191,565
12,400	Ulta Salon, Cosmetics & Fragrance	280,488	*
		881,205
Textiles, Apparel & Luxury Goods (1.1%)
3,900	Warnaco Group	186,069	*
Trading Companies & Distributors (1.0%)
2,900	Watsco, Inc.	164,952

Total Common Stocks (Cost $13,540,389)		16,583,682
Short-Term Investments (2.5%)
139,093	Neuberger Berman Securities Lending Quality Fund, LLC	141,875	‡
274,115	State Street Institutional Liquid Reserves Fund Institutional Class	274,115

Total Short-Term Investments (Cost $415,990)		415,990

Total Investments (101.5%) (Cost $13,956,379)		16,999,672	##
Liabilities, less cash, receivables and other assets [(1.5%)]		(244,834)

Total Net Assets (100.0%)		$ 16,754,838

See Notes to Schedule of Investments

MARCH 31, 2010

Schedule of Investments Socially Responsive Portfolio
(UNAUDITED)

NUMBER OF SHARES	VALUE($)†

Common Stocks (95.9%)
Capital Markets (7.0%)
262,399	Charles Schwab	4,904,237
128,765	The Bank of New York Mellon	3,976,263
		8,880,500
Commercial Services & Supplies (2.0%)
142,885	Herman Miller	2,580,503
Electronic Equipment, Instruments & Components (7.2%)
96,160	Anixter International	4,505,096	*
138,920	National Instruments	4,632,982
		9,138,078
Energy Equipment & Services (3.1%)
93,495	Smith International	4,003,456
Food Products (2.8%)
59,425	J.M. Smucker	3,580,950
Health Care Equipment & Supplies (5.9%)
48,135	Becton, Dickinson & Co.	3,789,669
73,740	Covidien PLC	3,707,647
		7,497,316
Household Products (3.0%)
59,780	Procter & Gamble	3,782,281
Industrial Conglomerates (4.0%)
60,765	3M Co.	5,078,131
Industrial Gases (2.7%)
40,800	Praxair, Inc.	3,386,400
Insurance (5.3%)
7,175	Markel Corp.	2,688,186	*
215,735	Progressive Corp.	4,118,381
		6,806,567
Internet Software & Services (4.1%)
312,510	Yahoo! Inc.	5,165,790	*
Machinery (4.6%)
72,965	Danaher Corp.	5,830,633
Media (11.2%)
204,957	Comcast Corp. Class A Special	3,683,077
109,245	Scripps Networks Interactive Class A	4,845,016
12,759	Washington Post	5,667,293
		14,195,386
Oil, Gas & Consumable Fuels (9.3%)
265,327	BG Group PLC	4,592,035
40,825	Cimarex Energy	2,424,188
91,555	Newfield Exploration	4,765,438	*
		11,781,661
Pharmaceuticals (7.3%)
33,891	Novo Nordisk A/S ADR	2,613,674
38,074	Novo Nordisk A/S Class B	2,954,434	È
22,582	Roche Holding AG	3,662,293
		9,230,401
Professional Services (1.5%)
77,905	ICF International	1,935,160	*
Road & Rail (2.4%)
49,935	Canadian National Railway	3,025,562
Semiconductors & Semiconductor Equipment (6.3%)
245,050	Altera Corp.	5,957,166
84,930	Texas Instruments	2,078,237
		8,035,403
Software (4.2%)
155,245	Intuit Inc.	5,331,113	*
Specialty Chemicals (1.0%)
11,875	Novozymes A/S	1,314,226
Trading Companies & Distributors (1.0%)
11,500	W.W. Grainger	1,243,380

Total Common Stocks (Cost $108,285,952)		121,822,897

Short-Term Investments (6.3%)
2,843,912	Neuberger Berman Securities Lending Quality Fund, LLC	2,900,790	‡
5,070,274	State Street Institutional Goverment Money Market Fund Institutional Class	5,070,274

Total Short-Term Investments (Cost $7,971,064)		7,971,064

Total Investments (102.2%) (Cost $116,257,016)		129,793,961	##
Liabilities, less cash, receivables and other assets [(2.2%)]		(2,838,559)

Total Net Assets (100.0%)		$ 126,955,402

See Notes to Schedule of Investments

March 31, 2010 (UNAUDITED)

Notes to Schedule of Investments

†
The value of investments in equity securities by each of Neuberger Berman Balanced Portfolio (“Balanced”), Neuberger Berman Growth Portfolio (“Growth”), Neuberger Berman Guardian Portfolio (“Guardian”), Neuberger Berman International Portfolio (“International”), Neuberger Berman Mid-Cap Growth Portfolio (“Mid-Cap Growth”), Neuberger Berman Partners Portfolio (“Partners”), Neuberger Berman Regency Portfolio (“Regency”), Neuberger Berman Small-Cap Growth Portfolio (“Small-Cap Growth”), Neuberger Berman Socially Responsive Portfolio (“Socially Responsive”) and financial futures contracts by Neuberger Berman Short Duration Bond Portfolio (“Short Duration Bond”) (individually a “Fund,” collectively, the “Funds”), are determined by Neuberger Berman Management LLC (“Management”) primarily by obtaining valuations from an independent pricing service based on the latest sale price when that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Funds at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations. If a valuation is not available from an independent pricing service, each Fund seeks to obtain quotations from principal market makers. The value of investments in debt securities are determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations, or if quotations are not available, by methods which include considerations such as: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. In addition, for both debt and equity securities, Management has developed a process to periodically review information provided by independent pricing services. For both debt and equity securities, if such quotations are not readily available, securities are valued using methods the Board of Trustees of Neuberger Berman Advisers Management Trust (the “Board”) has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of the Funds’ foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities. In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Funds could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, is expected to approximate market value.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by a Fund are carried at “fair value” as defined by ASC 820. Fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in determining the value of the Funds' investments, some of which are discussed above. Significant management judgement may be necessary to estimate fair value in accordance with ASC 820.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

	●	Level 1 – quoted prices in active markets for identical investments
	●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
	●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Funds’ investments as of March 31, 2010:

Asset Valuation Inputs	Level 1	Level 2	Level 3§	Total
Balanced
Investments:
Common Stocks^	$9,381,637	$-	$-	$9,381,637
U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	2,223,666	-	2,223,666
Mortgage-Backed Securities^	-	2,091,382	-	2,091,382
Corporate Debt Securities^	-	1,336,932	-	1,336,932
Asset-Backed Securities	-	440,176	-	440,176
Short-Term Investments	-	1,231,675	-	1,231,675
Total Investments	9,381,637	7,323,831	-	16,705,468
Growth
Investments:
Common Stocks^	7,550,869	-	-	7,550,869
Short-Term Investments	-	1	-	1
Total Investments	7,550,869	1	-	7,550,870
Guardian
Investments:
Common Stocks^	86,082,805	-	-	86,082,805
Short-Term Investments	-	1,572,921	-	1,572,921
Total Investments	86,082,805	1,572,921	-	87,655,726
International
Investments:
Common Stocks^	329,947,141	-	-	329,947,141
Preferred Stocks^	5,371,143	-	-	5,371,143
Rights^	1,271	-	-	1,271
Warrants^	6,169	-	-	6,169
Short-Term Investments	-	30,444,261	-	30,444,261
Total Investments	335,325,724	30,444,261	-	365,769,985
Mid-Cap Growth
Investments:
Common Stocks^	290,182,579	-	-	290,182,579
Short-Term Investments	-	30,095,528	-	30,095,528
Total Investments	290,182,579	30,095,528	-	320,278,107
Partners
Investments:
Common Stocks^	100,792,438	-	-	100,792,438
Short-Term Investments	-	1,986,647	-	1,986,647
Total Investments	100,792,438	1,986,647	-	102,779,085
Regency
Investments:
Common Stocks^	148,120,323	-	-	148,120,323
Short-Term Investments	-	13,239,841	-	13,239,841
Total Investments	148,120,323	13,239,841	-	161,360,164
Small-Cap Growth
Investments:
Common Stocks^	16,583,682	-	-	16,583,682
Short-Term Investments	-	415,990	-	415,990
Total Investments	16,583,682	415,990	-	16,999,672
Short Duration Bond
Investments: U.S. Treasury Securities-Backed by the Full Faith and Credit of the U.S. Government	-	113,780,796	-	113,780,796
U.S. Governement

Agency Securities	-	17,051,493	-	17,051,493
Mortgage-Backed Securities^	-	118,322,838	0	118,322,838
Corporate Debt Securities^	-	63,465,338	-	63,465,338
Asset-Backed Securities	-	28,983,337	-	28,983,337
Short-Term Investments	-	20,586,769	-	20,586,769
Total Investments	-	362,190,571	0	362,190,571
Socially Responsive
Investments:
Common Stocks^	121,822,897	-	-	121,822,897
Short-Term Investments	-	7,971,064	-	7,971,064
Total Investments	121,822,897	7,971,064	-	129,793,961

^	The Schedule of Investments provides information on the industry or country categorization for the portfolio.

§	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities:	Beginning balance, as of 1/1/10	Accrued discounts/ (premiums)	Realized gain/loss and change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Net transfers in and/or out of Level 3	Balance, as of 3/31/10	Net change in unrealized appreciation/ (depreciation) from investments still held as of 3/31/10
Short Duration Bond
Mortgage-Backed Securities
Mortgage-Backed Non-Agency	$0	$-	$-	$-	$-	$0	$-

Asset Valuation Inputs

The following is a summary, by category of Level, of inputs used to value the Fund’s derivatives as of March 31, 2010:

	Level 1	Level 2	Level 3	Total
Short Duration Bond
Financial Futures Contracts	$108,282	$—	$—	$108,282

#	At cost, which approximates market value.

##	At March 31, 2010, selected fund information on a U.S. federal income tax basis was as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Balanced	$15,182,742	$2,558,451	$1,035,725	$1,522,726
Growth	5,244,113	2,307,802	1,045	2,306,757
Guardian	71,437,467	17,008,975	790,716	16,218,259
International	316,514,251	53,169,109	3,913,375	49,255,734
Mid-Cap Growth	236,353,083	84,146,012	220,988	83,925,024
Partners	70,731,804	32,717,226	669,945	32,047,281
Regency	123,116,387	38,700,047	456,270	38,243,777
Short Duration Bond	391,535,988	2,229,671	31,575,088	(29,345,417)
Small-Cap Growth	14,057,658	2,996,262	54,248	2,942,014
Socially Responsive	116,849,735	16,131,693	3,187,467	12,944,226

*	Security did not produce income during the last twelve months.

È	All or a portion of this security is on loan.

‡	Managed by an affiliate of Management and could be deemed an affiliate of the fund.

ñ
Restricted security subject to restrictions on resale under federal securities laws.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid.  At March 31, 2010, these securities amounted to $155,808 and $8,480,032, or 0.9% and 2.4%, of net assets for Balanced and Short Duration Bond, respectively.

Ñ
These securities have been deemed by the investment manager to be illiquid because of low daily trade volume.  At March 31, 2010, these securities amounted to $4,406,629 or 1.3% of net assets for International.

µ	Floating rate securities are securities whose yields vary with a designated market index or market rate. These securities are shown at their current rates as of March 31, 2010.

¢¢	At March 31, 2010, open positions in financial futures contracts were as follows:

Short Duration Bond:

Expiration	Open Contracts	Position	Unrealized Appreciation
June 2010	330 U.S. Treasury Notes, 2 Year	Long	$108,282

At March 31, 2010, Short Duration Bond had deposited $1,110,524 in Fannie Mae Whole Loan, 10.75% due 4/1/10, to cover margin requirements on open futures contracts.

Ø	All or a portion of this security was purchased on a when-issued basis. At March 31, 2010, these securities amounted to $93,496 for Small-Cap Growth.

ØØ	All or a portion of this security is segregated in connection with obligations for financial futures contracts and/or when-issued purchase commitments.

@
This debt is guaranteed under the Federal Deposit Insurance Corporation’s (“FDIC”) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. At March 31, 2010, these securities amounted to $17,051,493 or 4.9% of net assets for Short Duration Bond.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

REAL ESTATE PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

INTERNATIONAL LARGE CAP PORTFOLIO

The fund was not operational and had no assets at the close of the reporting period.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Advisers Management Trust

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti
Chief Executive Officer

Date: June 1, 2010

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: June 1, 2010